Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD SMALL COMPANY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD SMALL COMPANY FUND
Supplement [Text Block]	hmfic_SupplementTextBlock

AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD SMALL COMPANY FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective August 31, 2018, Mammen Chally, CFA will no longer serve as a portfolio manager to The Hartford Small Company Fund (the “Fund”). Steven C. Angeli, CFA and John V. Schneider, CFA will continue to serve as portfolio managers to the Fund. Mr. Chally’s portfolio manager responsibilities are expected to transition to Mr. Angeli. Effective August 31, 2018, the principal investment strategy is also being revised to reflect the removal of the sleeve managed by Mr. Chally. Accordingly, the above referenced Summary Prospectus and Statutory Prospectus are revised as follows effective August 31, 2018:

(1)

Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and “The Hartford Small Company Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the fourth sentence is deleted in its entirety.

(2)

Under the heading “Principal Risks” in the above referenced Summary Prospectus and “The Hartford Small Company Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, “Asset Allocation Risk” is deleted in its entirety.

Supplement One [Text Block]	hmfic_SupplementOneTextBlock	This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.